Statements of Financial Condition - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Equity in trading account:
Unrestricted cash (Note 2c)	$ 7,838,310	$ 32,383,351
Restricted cash (Note 2c)	3,909,258	3,725,013
Net unrealized gain (loss) on open contracts	(214,004)	2,744,445
Total equity in trading account	36,529,517	38,852,809
Interest receivable (Note 2f)	1,038	180
Total assets	36,530,555	38,852,989
Liabilities:
Redemptions payable to Limited Partners (Note 2j)	279,640	639,973
Redemptions payable to General Partner (Note 2j)		25,000
Accrued expenses:
Ongoing placement agent fees (Note 2g)	61,908	59,578
General Partner fees (Note 2g)	61,908	59,578
Management fees (Note 3)	46,432	44,683
Incentive fees (Note 3)	5,391
Total liabilities	455,279	828,812
Partners' Capital:
Limited Partners	35,657,357	37,608,412
General Partner	417,919	415,765
Total partners' capital	36,075,276	38,024,177
Total liabilities and partners' capital	$ 36,530,555	$ 38,852,989
Net asset value per Unit	$ 22.49	$ 21.09
U.S. Treasury Bills [Member]
Equity in trading account:
Investment in U.S. Treasury bills, at fair value	$ 24,995,953
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Equity in trading account:
Unrestricted cash (Note 2c)	4,372,856	$ 22,998,465
Restricted cash (Note 2c)	2,434,648	2,100,772
Net unrealized gain (loss) on open contracts	(248,756)	1,293,243
Total equity in trading account	22,057,731	26,392,480
Interest receivable (Note 2f)	605	118
Total assets	22,058,336	26,392,598
Liabilities:
Redemptions payable to Limited Partners (Note 2j)	278,476	262,478
Accrued expenses:
Ongoing placement agent fees (Note 2g)	38,090	41,938
General Partner fees (Note 2g)	38,090	41,938
Management fees (Note 3)	28,569	31,454
Total liabilities	383,225	377,808
Partners' Capital:
Limited Partners	21,431,326	25,731,841
General Partner	243,785	282,949
Total partners' capital	21,675,111	26,014,790
Total liabilities and partners' capital	$ 22,058,336	$ 26,392,598
Net asset value per Unit	$ 12.08	$ 12.72
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | U.S. Treasury Bills [Member]
Equity in trading account:
Investment in U.S. Treasury bills, at fair value	$ 15,498,983
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Equity in trading account:
Unrestricted cash (Note 2c)	7,076,316	$ 27,374,701
Restricted cash (Note 2c)	3,396,902	3,177,480
Net unrealized gain (loss) on open contracts	240,259	1,166,581
Total equity in trading account	27,712,038	31,718,762
Interest receivable (Note 2f)	2,030	191
Total assets	27,714,068	31,718,953
Liabilities:
Redemptions payable to Limited Partners (Note 2j)	196,980	204,823
Accrued expenses:
Ongoing placement agent fees (Note 2g)	47,197	52,189
General Partner fees (Note 2g)	47,197	52,189
Management fees (Note 3)	35,397	39,141
Incentive fees (Note 3)		52,422
Total liabilities	326,771	400,764
Partners' Capital:
Limited Partners	27,082,634	30,958,035
General Partner	304,663	360,154
Total partners' capital	27,387,297	31,318,189
Total liabilities and partners' capital	$ 27,714,068	$ 31,718,953
Net asset value per Unit	$ 14.20	$ 14.54
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | U.S. Treasury Bills [Member]
Equity in trading account:
Investment in U.S. Treasury bills, at fair value	$ 16,998,561